Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

	Total Quarterly Distribution Total Amount		Marginal Percentage Interest in Distributions
			Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $ up to $	0.4744 0.5156	85.0%	2.0%	13.0%
Third Target Distribution	above $ up to $	0.5156 0.6188	75.0%	2.0%	23.0%
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

Year ended December 31, 2014
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$2,551
Earnings attributable to:
Common unit holders	$1,250
Subordinated unit holders	$1,250
Weighted average units outstanding (basic and diluted)
Common unit holders	9,342,692
Subordinated unit holders	9,342,692
Earnings per unit (basic and diluted):
Common unit holders	$0.13
Subordinated unit holders	$0.13
Earnings per unit -distributed (basic and diluted):
Common unit holders	$0.20
Subordinated unit holders	$0.20
(Losses) per unit -undistributed (basic and diluted):
Common unit holders	$(0.07)
Subordinated unit holders	$(0.07)